Cover Document	Aug. 20, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 19, 2021
Entity Registrant Name	SPX FLOW, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37393
Entity Tax Identification Number	47-3110748
Entity Address, Address Line One	13320 Ballantyne Corporate Place
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	704
Local Phone Number	752-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	FLOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001641991